Share-Based Compensation (Details) - USD ($)							12 Months Ended
	Oct. 30, 2026	Oct. 07, 2026	Mar. 16, 2026	Feb. 09, 2026	Oct. 18, 2025	Oct. 07, 2025	Jun. 30, 2026		Jun. 30, 2025
Share-Based Compensation (Details) [Line Items]
Reverse stock split (in Shares)			12,486		10,000
Maximum aggregate number of shares duration						3 years
Total number of shares issued and outstanding percent						3.00%
Granted aggregate restricted shares							11,000	[1]	0
Share-based expenses (in Dollars)							$ 213,611		$ 0
Unrecognized share-based compensation expense (in Dollars)							$ 322,975
Subsequent Event [Member]
Share-Based Compensation (Details) [Line Items]
Reverse stock split (in Shares)	50,000
Share Incentive Plan 2025 [Member]
Share-Based Compensation (Details) [Line Items]
Registered ordianary price per shares (in Dollars per share)			$ 0.01
Share Incentive Plan 2025 [Member] | Subsequent Event [Member]
Share-Based Compensation (Details) [Line Items]
Registered ordianary price per shares (in Dollars per share)	$ 0.0001
Award Pool Plan [Member]
Share-Based Compensation (Details) [Line Items]
Registered ordianary shares						4,754,432
Award Pool Plan [Member] | Subsequent Event [Member]
Share-Based Compensation (Details) [Line Items]
Reverse stock split (in Shares)	47,544
Common Class A [Member]
Share-Based Compensation (Details) [Line Items]
Reverse stock split (in Shares)			10,000
Granted aggregate restricted shares					1,000,000
Granted total restricted shares				100,000
Common Class A [Member] | Subsequent Event [Member]
Share-Based Compensation (Details) [Line Items]
Reverse stock split (in Shares)	10,000	66,087
Common Class A [Member] | Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Reverse stock split (in Shares)			1,000
Common Class A [Member] | Common Stock [Member] | Subsequent Event [Member]
Share-Based Compensation (Details) [Line Items]
Reverse stock split (in Shares)	1,000
Common Class A [Member] | Share Incentive Plan 2025 [Member] | Subsequent Event [Member]
Share-Based Compensation (Details) [Line Items]
Registered ordianary shares		6,608,661

[1]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.